Stock and Equity Based Compensation - Restricted Stock Units (Details) (Restricted Stock Units (RSUs), USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Weighted Average Grant-Date Fair Value (in dollars per share)
Aggregate fair value of restricted stock units that vested	$ 2,003	$ 3,051
Unrecognized compensation cost related to unvested awards	5,619	5,081
Unrecognized compensation cost, period of recognition	1 year 7 months 25 days	1 year 5 months 15 days
2012 Plan
Awards & Units (in shares)
Unvested at Beginning of period	132,499	132,499	206,000
Granted	99,150	106,550	11,000
Vested	(31,643)	(45,669)	(81,000)
Forfeited	0	(900)	(4,000)
Unvested at end of period	200,006	192,480	132,499	206,000
Weighted Average Grant-Date Fair Value (in dollars per share)
Unvested at beginning of period	$ 19.20	$ 19.20	$ 17.50
Granted	$ 61.59	$ 62.03	$ 41.66
Vested	$ 61.44	$ 47.69	$ 18.03
Forfeited	$ 0.00	$ 41.66	$ 17.50
Unvested at end of period	$ 33.56	$ 36.04	$ 19.20	$ 17.50
Aggregate fair value of restricted stock units that vested			3,310	1,269
Unrecognized compensation cost related to unvested awards			$ 2,053
Unrecognized compensation cost, period of recognition			1 year 4 months 25 days